Short-Term Investments	3 Months Ended
Mar. 31, 2012
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

NOTE 3: — SHORT-TERM INVESTMENTS

a.	The following is a summary of marketable securities which are classified as available-for-sale:

	March 31,			December 31,
	2012			2011
	Amortized cost	Unrealized gain	Market value	Amortized cost	Unrealized gain	Market value
Available-for-sale:
Corporate and government debentures	$7,810	$25	$7,835	$2,825	$76	$2,901

b.	The estimated fair value of available-for-sale investments as of March 31, 2012 and December 31, 2011 by contractual maturity, are as follows:

	March 31,		December 31,
	2012		2011
	Cost	Market Value	Cost	Market Value
Available-for-sale corporate and government debentures:
Matures in one year	$4,913	$4,913	—	—
Matures in more than five years	2,848	2,922	2,848	2,901

	$7,761	$7,835	$2,848	$2,901